PARADIGM VALUE FUND (PVFAX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of small U.S. companies whose market capitalizations fall within the range of $1.5 billion or less that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason V. Ronovech, CFA and Vice President, and Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, serve as Co-Portfolio Managers of the Value Fund. The Portfolio Managers search for stocks that exhibit attractive valuations on several metrics, such as price to earnings multiples less than the forecasted earnings growth rate, price to cash flow and price to book ratios at or below industry averages. They track investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Final investment decisions are based on the Advisor's confidence in management's ability to execute its strategy, the Advisor's assessment of management's character and the attractiveness of the stock's price based on internally prepared models and valuation metrics.

Fund Statistics

(as of June 30, 2008)

Inception Date:	January 1, 2003
Ticker:	PVFAX
Cusip:	69901E104
Management Fees: (E)	2.00%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $10,000 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	63
Net Assets ($millions)	$116.9
NAV	$44.71

Sector Allocation

(Portfolio Holdings as of June 30, 2008)



Utilities 1%
Energy 8%
Telecomm Services 2%
Materials 9%
Information Technology 17%
Financials 9%
Industrials 18%
Health Care 14%
Consumer Staples 6%
Consumer Discretionary 16%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2008)

Whiting Petroleum Corp	2.6%
Atwood Oceanics Inc	2.5%
Kansas City Southern	2.3%
Sybase Inc	2.1%
RehabCare Group, Inc.	2.1%
Ann Taylor Stores	2.1%
Corn Products International, Inc.	2.0%
Ness Technologies	2.0%
Magellan Health Services, Inc.	2.0%
Sensient Technologies Corp	2.0%
% of Net Assets	21.6%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2008**

	2Q08 (B)	*Year to Date* (B)	*1Year* (B)	*5Year* (D)	*Since Inception (1/1/03)* (D)
Paradigm Value Fund	1.34%	-9.26%	-12.99%	18.55%	21.26%
Russell 2000® Value Index (C)	-3.55%	-9.84%	-21.63%	10.02%	12.14%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund.

(D) Annualized return

(E) Effective May 1, 2008 fees payable under the Management Agreement between the Trust and the Adviser are fixed at 2.00% of the Paradigm Value Fund's average daily net assets up to $100 million and 1.75% of such assets in excess of $100 million.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market capitalizations fall within the range of $25 million to $2 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason Ronovech, CFA, of Paradigm Funds Advisor LLC, serves as portfolio manager of the fund. Mr. Ronovech invests in a blend of small cap growth and value stocks with the goal of generating more consistent returns than style-specific small cap products. Stocks that meet valuation and price momentum criteria are subject to detailed fundamental research. The research process focuses on profit margin expansion potential and identifying factors which could contribute to sustainable earnings growth that exceeds market expectations. The Fund allocates assets to individual stocks based on their risk/reward profile.

Fund Statistics

(as of June 30, 2008)

Inception Date:	January 1, 2005
Ticker:	PFOPX
Cusip:	69901E203
Management Fees: (net of waivers)	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $10,000 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	31
Net Assets ($millions)	$3.5
NAV	$19.90

Sector Allocation

(Portfolio Holdings as of June 30, 2008)



Energy 0%
Materials 0%
Utilities 0%
Industrials 9%
Telecomm Services 3%
Consumer Discretionary 23%
Information Technology 39%
Consumer Staples 0%
Financials 0%
Health Care 26%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2008)

K V Pharmaceutical Cl A	4.4%
Spectrum Control, Inc.	4.1%
AngioDynamics, Inc.	3.3%
Regal Entertainment Group	3.3%
Compuware Corp	3.2%
GSI Group Inc	3.2%
Ann Taylor Stores	3.1%
Kaman Corp	3.1%
Verigy	3.1%
Callaway Golf	3.1%
% of Net Assets	33.8%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2008**

	2Q08 (B)	*Year to Date* (B)	*1Year* (B)	*3Year* (D)	*Since Inception (1/1/05)* (D)
Paradigm Opportunity Fund	-3.26%	-13.25%	-22.56%	1.59%	1.67%
Russell 2000® Index (D)	0.58%	-9.37%	-16.19%	3.79%	2.87%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) Annualized return

(D) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $2 billion market capitalization). Small capitalization companies can be riskier investments than larger companies

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market capitalizations fall within the range of $500 million to $10 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small and mid capitalization companies

Portfolio Management:
Jason V. Ronovech, CFA and Vice President, and Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, serve as Co-Portfolio Managers of the Select Fund. The stock selection process begins with intensive use of a computer scoring system, measuring stocks by valuation, returns on capital, consistency of returns and financial strength. The selection process includes an evaluation of near term and long term outlook for the industry and an evaluation of management and their incentive compensation agreements and stock ownership. After this research has been completed the Advisor selects what it believes to be the most promising investments. The Advisor seeks a portfolio which is distributed among a variety of industries with holdings that are concentrated in companies it believes have solid long-term growth prospects.

Fund Statistics

(as of June 30, 2008)

Inception Date:	January 1, 2005
Ticker:	PFSLX
Cusip:	69901E302
Management Fees:	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Acct: $10,000 IRA Acct: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	64
Net Assets ($millions)	$4.9
NAV	$25.13

Sector Allocation

(Portfolio Holdings as of June 30, 2008)



Utilities 5%
Energy 8%
Materials 4%
Industrials 17%
Consumer Discretionary 14%
Consumer Staples 6%
Health Care 12%
Financials 13%
Information Technology 17%
Telecomm Services 4%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2008)

Plains Exploration and Production Co	3.1%
Whiting Petroleum Corp	2.4%
Sybase Inc	2.2%
Kansas City Southern	2.2%
Curtiss-Wright Corporation	2.2%
Robbins & Myers	2.1%
Harleysville Group Inc	2.1%
Ann Taylor Stores	2.0%
American Financial Group	1.9%
Phillips-Van Heusen Corporation	1.8%
% of Net Assets	22.0%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2008**

	2008 (B)	*Year to Date* (B)	*1Year* (B)	*3Year* (D)	*Since Inception (1/1/05)* (D)
Paradigm Select Fund	0.20%	-9.96%	-13.06%	7.03%	7.69%
Russell 2500® Index (C)	1.39%	-8.11%	-14.28%	4.94%	4.59%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2500® Index is an unmanaged index of small and mid capitalization stocks. It represents the smallest 2500 stocks in the Russell 3000® Index

(D) Annualized return

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM CAPITAL APPRECIATION FUND (PVCAX)

Fund Facts

Objective: The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of mid capitalization U.S. companies whose market capitalizations fall within the range of $1.5 billion and $15.0 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to mid capitalization companies and ETFs.

Portfolio Management:
Morris Ajzenman, CFA of Paradigm Funds Advisor LLC, has served as portfolio manager of the fund since inception. Mr. Ajzenman focuses on established midcap companies. He zeros in on the unexciting, underappreciated, as well as the neglected, well managed companies that have a clear understandable business strategy. Mr. Ajzenman values stocks primarily based on free cash flow generation and focuses on companies that show potential for increasing asset utilization.

Fund Statistics

(as of June 30, 2008)

Inception Date:	January 1, 2007
Ticker:	PVCAX
Cusip:	69901E401
Management Fees: (net of waiver)	1.20%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	35
Net Assets ($millions)	$1.9
NAV	$17.07

Sector Allocation

(Portfolio Holdings as of June 30, 2008)



Telecomm Services 3%
Utilities 3%
Energy 10%
Materials 3%
Information Technology 16%
Industrials 17%
Financials 16%
Consumer Discretionary 7%
Consumer Staples 8%
Health Care 17%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2008)

Helmerich & Payne Inc	5.3%
Denbury Resources Inc.	4.5%
St. Joe Company	4.2%
Joy Global	3.9%
Timken Co	3.8%
Invitrogen Corp	3.5%
Universal Health Services Cl B	3.5%
Dynegy Inc	3.4%
Psychiatric Solutions	3.4%
Polycom Inc	3.3%
% of Net Assets	38.8%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) Average Annual Returns and Performance for the periods ended June 30, 2008

	2Q08 (B)	*Year to Date* (B)	1 Year (B)	*Since Inception (1/1/07)* (D)
Capital Appreciation Fund	0.18%	-10.63%	-22.94%	-9.93%
Russell MidCap Index (C)	2.67%	-7.57%	-11.19%	-1.61%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell MidCap® Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index

(D) Annualized return

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM INTRINSIC VALUE FUND (PVIVX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation combined with lower volatility than its benchmark.

Strategy:

The Fund primarily invests in common stocks of companies of all sizes that the Advisor believes to be high-quality, undervalued, and with the greatest potential for consistent long-term appreciation.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to companies of various sizes that the Advisor believes to be attractive investment opportunities.

Portfolio Management:

Jonathan S. Vyorst, Senior Vice President, of Paradigm Funds Advisor LLC, is the Portfolio Manager of the Intrinsic Value Fund. The Portfolio Manager and supporting analysts search across the market capitalization spectrum for the stocks that exhibit the most attractive valuations compared to the Advisor's assessment of the company's intrinsic value.

Fund Statistics

(as of June 30, 2008)

Inception Date:	January 1, 2008
Ticker:	PVIVX
Cusip:	69901E500
Management Fees:	1.25%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	35
Net Assets ($millions)	$2.1
NAV	$18.99

Sector Allocation

(Portfolio Holdings as of June 30, 2008)



Telecomm Services 0%
Utilities 0%
Energy 12%
Materials 5%
Information Technology 14%
Financials 18%
Health Care 2%
Consumer Staples 10%
Consumer Discretionary 16%
Industrials 23%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2008)

General Dynamics Corp	3.7%
Curtiss-Wright Corporation	3.2%
Coach, Inc.	3.2%
Parker Hannifin Corp	3.2%
Phillips-Van Heusen Corporation	2.9%
Marsh & McLennan Companies, Inc.	2.9%
Nestle Sa Sponsored ADR	2.9%
MFA Mortgage Investments	2.9%
Anworth Mortgage Asset Corp	2.9%
American Financial Group	2.9%
% of Net Assets	30.9%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2008**

	2Q08 (B)	*Year to Date* (B)	*Since Inception (1/1/08)* (B)
Intrinsic Value Fund	-1.09%	-5.05%	-5.05%
S&P 500 Index (C)	-2.73%	-11.91%	-11.91%
Russell 3000 (D)	-1.69%	-11.05%	-11.05%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 500® Index is a managed index which measures the performance of 500 companies chosen by Standard & Poor's to represent the large cap U.S. equity market.

(D) The Russell 3000® Index measures the performance of the largest 3,000 companies in the US equity market.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SMALL CAP GROWTH FUND (PFSGX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation.

Strategy:

The Fund primarily invests in common stocks of small but rapidly growing companies that the Advisor believes to have the greatest potential for appreciation relative to their stock prices.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small-capitalization companies.

Portfolio Management:

Walter Prendergast, Senior Vice President, of Paradigm Funds Advisor LLC, is the Portfolio Manager of the Small-Cap Growth Fund. The Portfolio Manager and supporting analyst look for companies with market capitalizations typically between $50 million at $2.5 billion at acquisition, with three- to five-year projected sales/earnings growth greater than 15%, return on invested capital greater than 15%, long-term debt to capital of less than 20%, and accelerating margins.

Fund Statistics

(as of June 30, 2008)

Inception Date:	January 1, 2008
Ticker:	PFSGX
Cusip:	69901E609
Management Fees:	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	60
Net Assets ($millions)	$0.03
NAV	$19.56

Sector Allocation

(Portfolio Holdings as of June 30, 2008)



Utilities
2%
Telecomm Services
2%
Energy
22%
Information Technology
19%
Materials
5%
Financials
2%
Industrials
9%
Health Care
19%
Consumer Discretionary
16%
Consumer Staples
4%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of June 30, 2008)

Ultimate Software Group, Inc.	4.3%
Comstock Resources Inc New	4.0%
Lions Gate Entertainment Corp	3.9%
Nuvasive Inc	3.6%
Alpha Natural Resources Inc.	3.6%
Cimarex Energy Co	3.5%
Macrovision Corp.	3.0%
ATP Oil & Gas Corp	2.5%
Terra Industries, Inc.	2.3%
Phillips-Van Heusen Corporation	2.3%
% of Net Assets	33.0%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended June 30, 2008**

	2Q08 (B)	*Year to Date* (B)	*Since Inception (1/1/08)* (B)
Small Cap Growth Fund	6.25%	-2.20%	-2.20%
Russell 2000 Growth Index (C)	4.47%	-8.93%	-8.93%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000 Growth® Index is an unmanaged index which measures the performance of growth oriented portion of the smallest 2000 stocks in the Russell 3000 Index.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that management believes have not reached their total growth potential. If the Fund's perceptions of growth potential are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.